UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               07/10/2007
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         96

Form 13F Information Table Value Total:     126,557
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      213     3980 SH       SOLE                     3980
AIR PRODUCTS & CHEMICAL INC    COM              009158106     1775    22085 SH       SOLE                    12350              9735
AIRGAS INC                     COM              009363102      925    19310 SH       SOLE                    14405              4905
ALLGEHENY TECHNOLOGIES INC     COM              01741R102     2368    22580 SH       SOLE                    14075              8505
ALLIANCE DATA SYSTEMS CORP COM COM              018581108      365     4720 SH       SOLE                     4720
ALLIANCEBERNSTEIN HOLDING L P  COM              01881g106     1273    14620 SH       SOLE                     7305              7315
ANADARKO PETROLEUM CORP        COM              032511107      318     6120 SH       SOLE                     6120
ANADIGICS INC COM              COM              032515108      813    58946 SH       SOLE                    43976             14970
APPLE INC                      COM              037833100     3043    24938 SH       SOLE                    16023              8915
AT + T                         COM              00206R102     2940    70836 SH       SOLE                    44111             26725
BARE ESCENTUALS INC            COM              067511105      918    26885 SH       SOLE                    19980              6905
BE AEROSPACE INC               COM              073302101      858    20785 SH       SOLE                    20345               440
BOEING CO                      COM              097023105     2132    22175 SH       SOLE                    13240              8935
BOSTON BEER                    COM              100557107      603    15320 SH       SOLE                    11435              3885
CAPELLA EDUCATION COMPANY      COM              139594105     1191    25875 SH       SOLE                    19340              6535
CB RICHARD ELLIS GROUP INC-A   COM              12497T101     1692    46350 SH       SOLE                    22890             23460
CBIZ INC                       COM              124805102      403    54840 SH       SOLE                    40905             13935
CELGENE CORP                   COM              151020104      379     6605 SH       SOLE                     6605
CEPHALON INC COM               COM              156708109     1568    19501 SH       SOLE                    16101              3400
CHEVRONTEXACO CORP             COM              166764100     1884    22367 SH       SOLE                    12392              9975
CHUBB CORP                     COM              171232101     1582    29229 SH       SOLE                    17364             11865
CISCO SYSTEMS INC              COM              17275R102     1898    68164 SH       SOLE                    41769             26395
COACH INC                      COM              189754104      406     8565 SH       SOLE                     8565
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102     1081    14415 SH       SOLE                     8645              5770
COMMSCOPE INC                  COM              203372107     1412    24200 SH       SOLE                    17815              6385
CONOCOPHILLIPS                 COM              20825C104     1068    13605 SH       SOLE                     6130              7475
CORE LABORATORIES NV F         COM              N22717107     1493    14680 SH       SOLE                    10970              3710
CORNING INC                    COM              219350105     2142    83835 SH       SOLE                    52705             31130
CORRECTIONS CORP OF AMERICA    COM              22025Y407     2209    34995 SH       SOLE                    21530             13465
CVS CORP                       COM              126650100     1916    52565 SH       SOLE                    32475             20090
DOLLAR FINANCIAL CORP          COM              256664103      790    27730 SH       SOLE                    20690              7040
EMERGENCY MED SVCS CORP-A      COM              29100P102      924    23605 SH       SOLE                    17545              6060
EXPRESS SCRIPTS INC            COM              302182100     2218    44345 SH       SOLE                    27625             16720
EXXON MOBIL CORP               COM              30231G102     1870    22294 SH       SOLE                    22294
FMC TECHNOLOGIES INC           COM              30249u101     1033    13035 SH       SOLE                     9725              3310
FPL GROUP INC                  COM              302571104     1351    23809 SH       SOLE                    10954             12855
GENERALE CABLE CORP DEL NEW CO COM              369300108     2076    27411 SH       SOLE                    21986              5425
GENESIS LEASE LTD - ADS        COM              37183t107      787    28715 SH       SOLE                    21425              7290
GENZYME CORP COM GEN DIV       COM              372917104      290     4510 SH       SOLE                     4510
GFI GROUP INC COM              COM              361652209     1235    17045 SH       SOLE                    12720              4325
GILEAD SCIENCES INC            COM              375558103     1980    51040 SH       SOLE                    31430             19610
GOLDMAN SACHS GROUP INC        COM              38141G104     2553    11779 SH       SOLE                     7484              4295
GOODRICH CORP                  COM              382388106      208     3500 SH       SOLE                     3000               500
GOOGLE INC CL A                COM              38259P508     1730     3310 SH       SOLE                     2180              1130
GRANT PRIDECO INC              COM              38821g101      974    18090 SH       SOLE                     9035              9055
HAYNES INTERNATIONAL           COM              420877201     1011    11970 SH       SOLE                     8930              3040
HCC INS HLDGS INC              COM              404132102      889    26595 SH       SOLE                    19850              6745
HEWLETT PACKARD CO             COM              428236103     2774    62167 SH       SOLE                    38347             23820
HOLOGIC INC                    COM              436440101      968    17510 SH       SOLE                    13070              4440
INTUITIVE SURGICAL INC         COM              46120E602      876     6310 SH       SOLE                     4705              1605
J CREW GROUP INC               COM              46612H402      860    15895 SH       SOLE                    11860              4035
JACOBS ENGINEERING GROUP INC   COM              469814107     2217    38555 SH       SOLE                    25620             12935
JOHNSON CONTROLS INC           COM              478366107      255     2200 SH       SOLE                     2200
JONES LANG LASALLE INC COM     COM              48020Q107     1435    12645 SH       SOLE                    10320              2325
JPMORGAN CHASE & CO            COM              46625H100     2306    47586 SH       SOLE                    27541             20045
KENEXA CORP COM                COM              488879107      947    25121 SH       SOLE                    18671              6450
KOHLS CORP                     COM              500255104     1689    23780 SH       SOLE                    14525              9255
KROGER CO                      COM              501044101     1414    50265 SH       SOLE                    25105             25160
LEAP WIRELESS INTERNATIONAL    COM              521863308      897    10620 SH       SOLE                     7925              2695
LHC GROUP                      COM              50187a107      751    28650 SH       SOLE                    21375              7275
LONGS DRUG STORES CORP         COM              543162101      774    14735 SH       SOLE                    10995              3740
MANITOWOC INC COM              COM              563571108      514     6395 SH       SOLE                     3115              3280
MARTHA STEWART LIVING INC CL A COM              573083102      533    31010 SH       SOLE                    23140              7870
MASTERCARD INC                 COM              57636Q104     3030    18270 SH       SOLE                    11190              7080
MCDONALDS CORP                 COM              580135101      949    18705 SH       SOLE                    12350              6355
MEDTRONIC INC                  COM              585055106      491     9470 SH       SOLE                     9470
MELLANOX TECHNOLOGIES LTD      COM              M51363113      799    38550 SH       SOLE                    28770              9780
MELLON FINANCIAL CORP          COM              58551A108     1278    29055 SH       SOLE                    14960             14095
MEMC ELECTRONIC MATERIALS INC  COM              552715104     1960    32065 SH       SOLE                    20605             11460
MERRILL LYNCH & CO INC         COM              590188108     1241    14853 SH       SOLE                     7533              7320
MIDDLEBY CORP                  COM              596278101      885    14790 SH       SOLE                    11040              3750
NATIONAL OIL WELL VARCO        COM              637071101     2719    26080 SH       SOLE                    15920             10160
NUTRI SYS INC NEW COM          COM              67069D108      578     8275 SH       SOLE                     6275              2000
OMNICELL INC                   COM              68213N109      908    43710 SH       SOLE                    32620             11090
ORACLE CORP                    COM              68389X105     1858    94280 SH       SOLE                    56365             37915
PENNEY J C CO                  COM              708160106     2128    29401 SH       SOLE                    17196             12205
PEPSICO INC                    COM              713448108     2131    32862 SH       SOLE                    22092             10770
PHILLIPS VAN HEUSEN CORP COM   COM              718592108     1283    21180 SH       SOLE                    15810              5370
PRECISION CASTPARTS CORP       COM              740189105      451     3715 SH       SOLE                     3715
PRICELINE.COM INC              COM              741503403     1315    19130 SH       SOLE                    15075              4055
ROGERS COMM INC CL B           COM              775109200     2072    48759 SH       SOLE                    28300             20459
SCHERING PLOUGH CORP           COM              806605101     2678    87960 SH       SOLE                    54930             33030
SUNPOWER CORP-CLASS A          COM              867652109     1009    16010 SH       SOLE                    11595              4415
TELETECH HLDG                  COM              879939106      568    17505 SH       SOLE                    13055              4450
TEREX CORP                     COM              880779103     1056    12985 SH       SOLE                    12780               205
THE GEO GROUP INC              COM              36159R103     1371    47120 SH       SOLE                    35110             12010
THERMO FISHER SCIENTIFIC       COM              883556102     1870    36165 SH       SOLE                    21125             15040
TRANSOCEAN INC                 COM              G90078109      257     2421 SH       SOLE                     2421
TRIUMPH GROUP                  COM              896818101      248     3785 SH       SOLE                                       3785
UNITEDHEALTH GROUP INC         COM              91324P102     2254    44075 SH       SOLE                    26935             17140
VCA ANTECH INC                 COM              918194101      594    15770 SH       SOLE                    11770              4000
W H ENERGY SVCS INC COM        COM              92925E108      765    12360 SH       SOLE                     9215              3145
WALGREEN CO                    COM              931422109     2121    48710 SH       SOLE                    29455             19255
WILLIAMS SCOTSMAN INTL INC     COM              96950G102      723    30385 SH       SOLE                    21920              8465
XTO ENERGY INC                 COM              98385X106     2076    34539 SH       SOLE                    22251             12288
ZIMMER HOLDINGS                COM              98956p102      891    10495 SH       SOLE                     6615              3880